Property and equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
Property and equipment, net consist of the following at year-end:

	2020	2019
Land	$134,148	$146,517
Buildings and leasehold improvements	657,652	710,046
Equipment	734,995	784,181
Total cost	1,526,795	1,640,744
Total accumulated depreciation	(730,263)	(679,758)
	$796,532	$960,986
Total depreciation expense for fiscal years 2020, 2019 and 2018 amounted to $115,031, $111,638 and $94,490, respectively.